Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other comprehensive income (loss)	$ 2,048	$ (114)	$ 394
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(135,002)	(146,543)
Profit (loss)	(39,695)	10,297
Other changes in equity		0
Other comprehensive income (loss)	2,048	114
Ending balance	(172,649)	(135,002)	(146,543)
Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	40,946	17,586
Profit (loss)	(27,608)	22,116
Other changes in equity		0
Other comprehensive income (loss)	2,048	114
Ending balance	15,386	40,946	17,586
Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(175,948)	(164,129)
Profit (loss)	(12,087)	(11,819)
Ending balance	(188,035)	(175,948)	(164,129)
Short-term investments [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(135)	523
Profit (loss)	(1,790)	(658)
Ending balance	(1,925)	(135)	523
Trade and other receivables [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(561)	(443)
Profit (loss)	2,345	(118)
Ending balance	1,784	(561)	(443)
Employee defined benefit plans [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	865	1,627
Profit (loss)		(876)
Other comprehensive income (loss)	2,048	114
Ending balance	2,913	865	1,627
Share-based payment reserve [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,166
Profit (loss)		(1,166)
Other changes in equity		0
Ending balance			1,166
Unused tax loss [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37,479	7,345
Profit (loss)	(30,507)	29,004
Ending balance	6,972	37,479	7,345
Provisions [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,473	6,860
Profit (loss)	4,792	(4,387)
Ending balance	7,265	2,473	6,860
Right-of-use assets, net [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	264	65
Profit (loss)	(103)	199
Ending balance	161	264	65
Property, plant and equipment [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(133,911)	(138,068)
Profit (loss)	(16,875)	4,157
Ending balance	(150,786)	(133,911)	(138,068)
Intangible assets [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(771)
Profit (loss)		771
Ending balance			(771)
Inventory [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(822)	(1,351)
Profit (loss)	(447)	529
Ending balance	(1,269)	(822)	(1,351)
Other | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3)	(3)
Profit (loss)	(498)
Ending balance	(501)	(3)	(3)
Payment of borrowing's cost | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,212)
Profit (loss)	(13)	(1,212)
Ending balance	(1,225)	(1,212)
Credit for static and dynamic adjustment for inflation [Member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(39,439)	(23,493)
Profit (loss)	3,401	(15,946)
Ending balance	$ (36,038)	$ (39,439)	$ (23,493)